Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
Allowance for the deferred tax assets (in Dollars)	$ 625,192	$ 601,336
High and New Technology Enterprise [Member]
Income Taxes [Line Items]
Percentage of preferential tax rate	15.00%
Renewed term	3 years
Hong Kong [Member]
Income Taxes [Line Items]
Statutory income tax rate	16.50%
PRC [Member] | Enterprise Income Taxes [Member]
Income Taxes [Line Items]
Statutory income tax rate	25.00%